Research and development expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Research and development expenses

Note 8. Research and development expenses

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Staff costs	(114,090)	(90,722)
Hardware development costs	(18,308)	(108)
IT and software expenses	(32,463)	(8,366)
Depreciation and amortization	(20,966)	(25,082)
Professional services	(13,230)	(3,127)
Other costs	(6,817)	(3,800)
Total research and development expenses	(205,874)	(131,205)

Note 8. Research and development expenses

	For the year ended December 31,
(SEK in thousands)	2025	2024
Staff costs	(186,772)	(244,134)
IT and software expenses	(59,449)	(19,741)
Professional services	(14,401)	(19,284)
Depreciation and amortization	(54,661)	(62,086)
Other	(14,542)	(3,809)
Total research and development expenses	(329,825)	(349,054)

Depreciation and impairment allocated to research and development expenses relate to property and equipment utilized by research and development functions.